Cash flow hedges (Detail) (Cash Flow Hedging [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 2,286	$ (13,509)	$ (11,678)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	1,839	14,119	9,686
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	577	(44)	(116)
Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI	Mortgage banking activities	Mortgage banking activities	Mortgage banking activities
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	2,286	(13,509)	(11,678)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	1,839	14,119	9,686
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	$ 577	$ (44)	$ (116)